Systems, Equipment and Other Assets Related to Contracts, net and Property, Plant and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment, Net, by Type [Abstract]
Schedule of Systems & Equipment and PPE, net
Systems & Equipment and PPE, net consist of the following:

	Systems & Equipment, net		PPE, net
	December 31,		December 31,
($ in millions)	2022	2021	2022	2021
Land	—	—	1	1
Buildings	—	—	60	58
Terminals and systems	2,720	2,479	—	—
Furniture and equipment	127	138	315	255
Construction in progress	97	75	21	10
	2,944	2,691	398	324
Accumulated depreciation	(2,045)	(1,754)	(281)	(205)
	899	937	118	119

Schedule of Useful Lives of Assets
The estimated useful lives of assets are as follows:

Asset	Estimated life in years
Systems & Equipment
Terminals and systems - lottery	Generally do not exceed 10 years
Terminals and systems - gaming	3-5
Furniture and equipment	Generally do not exceed 10 years
PPE
Buildings	40
Furniture and equipment	5-10